Retirement plans liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Retirement plans liabilities	Retirement plans and insurance liabilities
As of December 31, 2024, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of private pension plans, but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and the balance consists of the participant’s balance in the linked Specially Constituted Investment Fund (“FIE”) on the reporting date (Note 7(a) (i)).
Changes in the period

	2024	2023

As of January, 1	56,409,075	45,733,815
Contributions received	4,998,049	3,333,361
Transfer with third party plans	3,830,602	5,562,491
Withdraws	(3,964,150)	(3,847,214)
Claims paid	—	(210)
Other provisions (Constitution/Reversion)	151,140	9,185
Monetary correction and interest income	4,799,671	5,617,647
As of December, 31	66,224,387	56,409,075